LIBERTY SELECT VALUE FUND, VARIABLE SERIES
                                                          Class A Shares

                                                     Supplement to Prospectus
                                                        dated May 1, 2003


The first paragraph under the section "Performance History" is replaced in its entirety as follows:

PERFORMANCE  HISTORY
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of broad measures of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be modified or discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. Beginning in 2004, the Fund's benchmark was changed to the Russell Midcap Value Index (Russell Index), an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Fund's returns were compared to the Standard & Poor's MidCap 400 Index (S&P 400 Index), an unmanaged index that tracks the performance of 400 mid-cap U.S. companies. The advisor believes that the Russell Index, because of its great emphasis on companies with lower-price-to book rations and lower forecasted growth values, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns are compared below to the Russell Index and the Fund's previous benchmark, the S&P 400 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

The chart entitled "Average Annual Total Returns - for periods ended December 31, 2002" is revised in its entirety as follows:

                                       Inception       1 Year       Life of the
                                          Date                         Fund
         Class A (%)                    5/30/00        -11.07          0.98
         ---------------------------- ------------- -------------- -------------
         Russell Index (%)                N/A           -9.64         12.21*
         ---------------------------- ------------- -------------- -------------
         S&P 400 Index (%)                N/A          -14.51         -2.78*

         * Performance information is from May 31, 2000.

                                                                January 23, 2004

                                     LIBERTY SELECT VALUE FUND, VARIABLE SERIES
                                                          Class B Shares

                                                     Supplement to Prospectus
                                                        dated May 1, 2003


The first paragraph under the section "Performance History" is replaced in its entirety as follows:

PERFORMANCE HISTORY
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class B shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class B shares compare with those of broad measures of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be modified or discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. Beginning in 2004, the Fund's benchmark was changed to the Russell Midcap Value Index (Russell Index), an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Funds returns were compared to the Standard & Poor's MidCap 400 Index (S&P 400 Index), an unmanaged index that tracks the performance of 400 mid-cap U.S. companies. The advisor believes that the Russell Index, because of its great emphasis on companies with lower-price-to book rations and lower forecasted growth values, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns are compared below to the Russell Index and the Fund's previous benchmark, the S&P 400 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

The chart entitled "Average Annual Total Returns - for periods ended December
 31, 2002" is revised in its entirety as follows:

                                       Inception       1 Year       Life of the
                                          Date                         Fund
         Class B (%)                    5/30/00        -11.21          0.89
         ---------------------------- ------------- -------------- -------------
         Russell Index (%)                N/A           -9.64         12.21*
         ---------------------------- ------------- -------------- -------------
         S&P 400 Index (%)                N/A          -14.51         -2.78*

         * Performance information is from May 31, 2000.


                                                                January 23, 2004